Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Options Granted - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Options Granted [Line Items]
Outstanding, Beginning balance	351,587,000	252,006,000	72,763,000
Weighted Average Exercise Price, Outstanding Beginning balance (in Dollars per share)	$ 17,016.13	$ 28,358.3	$ 1,782
Aggregate Intrinsic Value Outstanding, Beginning balance (in Dollars per share)
Granted Plan	150,000,000	132,669,000	190,476,000
Weighted Average Exercise Price Granted (in Dollars per share)		$ 39.74	$ 71.25
Aggregate Intrinsic Value Granted (in Dollars per share)
Exercisable at December 31, 2022	153,846,260	234,834,000
Weighted Average Exercise Price, Exercisable at December 31, 2022 (in Dollars per share)		$ 25,446.1
Aggregate Intrinsic Value Exercisable at December 31, 2022 (in Dollars per share)
Exercised			(277,000)
Weighted Average Exercise Price, Exercised (in Dollars per share)			$ 82.5
Aggregate Intrinsic Value Exercised (in Dollars per share)
Expired	(52,496)	(14,467,000)	(3,074,000)
Weighted Average Exercise Price, Expired (in Dollars per share)		$ 80,713.98	$ 6,980.25
Expired (in Dollars per share)
Forfeitures	(1,224)	(18,621,000)	(7,882,000)
Weighted Average Exercise Price,Forfeitures (in Dollars per share)		$ 74.97	$ 101.25
Aggregate Intrinsic Value Outstanding, Aggregate Intrinsic Value Forfeitures (in Dollars per share)
Outstanding, Ending Balance		351,587,000	252,006,000
Weighted Average Exercise Price, Outstanding, Ending Balance (in Dollars per share)		$ 17,016.13	$ 28,358.3
Aggregate Intrinsic Value Outstanding, Outstanding, Ending Balance (in Dollars per share)
Two Thousand Eleven Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Options Granted [Line Items]
Outstanding, Beginning balance	57,000	73,000	96,000
Granted Plan
Exercisable at December 31, 2022		57,000
Exercised
Expired	(10)	(16,000)	(23,000)
Forfeitures
Outstanding, Ending Balance		57,000	73,000
Two Thousand Eighteen Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Options Granted [Line Items]
Outstanding, Beginning balance	351,529,000	251,932,000	72,666,000
Granted Plan		132,669,000	190,476,000
Exercisable at December 31, 2022		234,776,000
Exercised			(277,000)
Expired	(52,486)	(14,451,000)	(3,051,000)
Forfeitures		(18,621,000)	(7,882,000)
Outstanding, Ending Balance		351,529,000	251,932,000
Non Award Plan [Member]
Stock Award Plans and Stock-Based Compensation (Details) - Schedule of Stock Options Granted [Line Items]
Outstanding, Beginning balance	1,000	1,000	1,000
Granted Plan
Exercisable at December 31, 2022		1,000
Exercised
Expired
Forfeitures
Outstanding, Ending Balance		1,000	1,000